Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of available-for-sale securities

Investments held by Launch Equity are described in Note 9, “Variable and Voting Interest Entities”.

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2013
Equity mutual funds	$6,190	$1,614	$—	$7,804

December 31, 2012
Equity mutual funds	$13,335	$1,906	$—	$15,241